Debt - Summary of Long-term Debt (Parenthetical) (Detail) - CAD ($) $ in Millions			12 Months Ended
	Jan. 22, 2024	Oct. 04, 2023	Jan. 31, 2025	Jan. 31, 2024
Term facility B-1 [member]
Disclosure of detailed information about borrowings [line items]
Unamortized Transaction Costs	$ 2.7			$ 0.0
Term facility B-2 [member]
Disclosure of detailed information about borrowings [line items]
Unamortized Transaction Costs		$ 19.1		0.0
Term Facility B-3 [Member]
Disclosure of detailed information about borrowings [line items]
Unamortized Transaction Costs			$ 9.4	$ 10.0